Average Annual Total Returns		12 Months Ended	48 Months Ended
	May 12, 2025	Dec. 31, 2024	Dec. 31, 2024
Invesco Real Assets ESG ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.86%	11.33%
Performance Inception Date	Dec. 22, 2020
Invesco Real Assets ESG ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.29%	9.92%
Invesco Real Assets ESG ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.73%	8.36%
S&P U.S., Canada & Mexico Real Assets Equity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.25%	11.03%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.02%